SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (80.28%)
AEROSPACE/DEFENSE (1.94%)
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	$1,657	$ 1,641,750
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	463	431,067
Northrop Grumman Corp., Sr. Unsec. Notes, 3.250%, 01/15/28(b)	Baa1/BBB+	365	337,211
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29	Baa1/BBB+	500	557,427
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/A-	700	543,671
			3,511,126
AGRICULTURE (0.73%)
Altria Group, Inc., Co. Gty., 4.800%, 02/14/29(b)	A3/BBB	97	93,136
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	293,438
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	376,578
Philip Morris International, Inc., Sr. Unsec. Notes, 5.625%, 11/17/29(b)	A2/A-	90	91,572
Philip Morris International, Inc., Sr. Unsec. Notes, 2.100%, 05/01/30(b)	A2/A-	580	470,672
			1,325,396
AIRLINES (3.60%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba2/BB-	56	49,593
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/A	208	196,738
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	Baa1/NA	809	720,603
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	Baa1/NA	1,201	1,038,121
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	Baa1/A-	704	583,487
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba2/NA	354	340,328
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba2/NA	162	147,775
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A	107	95,821
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	120	117,123
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	196,734
JetBlue Airways Corp. Pass Through Certs., Series 2020-1, Class A, 4.000%, 11/15/32	A2/NA	933	831,520
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB-	65	60,250
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB-	318	276,881
United Airlines, Inc. Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Baa3/NA	570	520,985
United Airlines, Inc. Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	A2/NA	364	322,762
United Airlines, Inc. Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A2/NA	967	781,790
United Airlines, Inc. Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	A3/A	251	248,002
			6,528,513
AUTO MANUFACTURERS (2.98%)
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba2/BB+	1,000	1,122,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.370%, 11/17/23	Ba2/BB+	500	487,939
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.300%, 02/10/25(b)	Ba2/BB+	1,199	1,082,907
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba2/BB+	1,356	1,249,425
General Motors Co., Sr. Unsec. Notes, 6.800%, 10/01/27(b)	Baa3/BBB	405	420,983
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa3/BBB	1,027	867,095
Stellantis Finance US, Inc., Co. Gty., 2.691%, 09/15/31, 144A(b)	Baa2/BBB	221	169,176
			5,400,025
BANKS (12.46%)
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR + 1.874%), 4.263%, 04/10/25, 144A(b),(c)	A3/BBB-	582	561,711
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.330%), 2.972%, 02/04/33(b),(c)	A2/A-	2,655	2,147,198
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/10/25(b),(c),(d)	Ba1/BB+	635	553,161
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	86,403
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.338%), 3.980%, 03/20/30(b),(c)	A3/BBB+	500	452,044
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,029,751
Citigroup, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.887%), 4.658%, 05/24/28(b),(c)	A3/BBB+	1,302	1,261,535
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	972,347
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	838,845
Credit Agricole SA, Sub. Notes, (USD 5 yr. Swap Semi 30/360 US + 1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	894,556
Credit Suisse AG, Sr. Unsec. Notes, (SOFRINDX + 1.260%), 5.429%, 02/21/25(e)	A3/A-	1,250	1,159,569
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.560%), 2.593%, 09/11/25, 144A(b),(c)	Baa2/BBB-	1,242	1,098,490
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.750%), 6.124%, 10/28/27(b),(e)	A2/BBB+	550	559,607
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.725%), 4.482%, 08/23/28(b),(c)	A2/BBB+	703	675,950
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.980%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	2,180	2,615,973
HSBC USA, Inc., Sr. Unsec. Notes, 3.750%, 05/24/24	A1/A-	1,955	1,918,167
ING Groep NV, Sr. Unsec. Notes, (SOFRRATE + 1.640%), 3.869%, 03/28/26(b),(c)	Baa1/A-	782	753,034
Morgan Stanley, Sub. Notes, 4.350%, 09/08/26	Baa1/BBB+	1,500	1,457,666
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR + 3.300%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	654,424
Synchrony Bank, Sr. Unsec. Notes, 5.400%, 08/22/25(b)	NA/BBB	305	300,811
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,022,687
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	$1,162	$ 1,017,058
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.750%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	560,577
			22,591,564
BEVERAGES (0.58%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	Baa1/BBB+	645	610,920
Anheuser-Busch Cos. LLC, Co. Gty., 4.900%, 02/01/46(b)	Baa1/BBB+	446	408,775
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.200%, 01/15/39	Baa1/BBB+	27	33,695
			1,053,390
BIOTECHNOLOGY (0.63%)
Illumina, Inc., Sr. Unsec. Notes, 5.750%, 12/13/27(b)	Baa3/BBB	161	162,663
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	729,345
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	247,386
			1,139,394
BUILDING MATERIALS (0.29%)
Masonite International Corp., Co. Gty., 3.500%, 02/15/30, 144A(b)	Ba2/BB+	53	42,873
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	Ba3/B+	548	490,296
			533,169
CHEMICALS (2.77%)
Alpek SAB de CV, Co. Gty., 3.250%, 02/25/31, 144A(b)	Baa3/BBB-	418	348,306
Braskem Idesa SAPI, Sr. Sec. Notes, 7.450%, 11/15/29, 144A(b)	NA/B+	273	215,516
Braskem Idesa SAPI, Sr. Sec. Notes, 6.990%, 02/20/32, 144A(b)	NA/B+	528	374,051
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	981	759,896
Celanese US Holdings LLC, Co. Gty., 6.165%, 07/15/27(b)	Baa3/BBB-	787	777,365
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	371	289,844
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96	Baa1/BBB	2,000	2,259,550
			5,024,528
COMMERCIAL SERVICES (2.07%)
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	507,501
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	180,468
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	Baa1/A-	1,500	1,636,595
Global Payments, Inc., Sr. Unsec. Notes, 3.200%, 08/15/29(b)	Baa3/BBB-	650	553,663
Global Payments, Inc., Sr. Unsec. Notes, 5.400%, 08/15/32(b)	Baa3/BBB-	274	261,928
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba3/BB-	559	483,011
Triton Container International, Ltd., Co. Gty., 3.150%, 06/15/31, 144A(b)	NA/BBB-	167	130,422
			3,753,588
COMPUTERS (0.63%)
Dell International LLC, Co. Gty., 3.450%, 12/15/51, 144A(b)	Baa2/BBB	529	326,192
Dell International LLC, Sr. Unsec. Notes, 5.850%, 07/15/25(b)	Baa2/BBB	342	345,903
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa2/BBB	209	239,420
Kyndryl Holdings, Inc., Sr. Unsec. Notes, 2.050%, 10/15/26(b)	Baa2/BBB-	153	126,210
Western Digital Corp., Sr. Unsec. Notes, 2.850%, 02/01/29(b)	Baa3/BB	146	112,956
			1,150,681
DIVERSIFIED FINANCIAL SERVICES (1.53%)
AerCap Ireland Capital DAC, Co. Gty., 3.300%, 01/30/32(b)	Baa3/BBB	519	407,245
Discover Financial Services, Sr. Unsec. Notes, 6.700%, 11/29/32(b)	Baa3/BBB-	690	703,785
Intercontinental Exchange, Inc., Sr. Unsec. Notes, 4.350%, 06/15/29(b)	A3/A-	358	347,045
LSEGA Financing PLC, Co. Gty., 1.375%, 04/06/26, 144A(b)	A3/A	612	538,582
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	219,251
Synchrony Financial, Sr. Unsec. Notes, 2.875%, 10/28/31(b)	NA/BBB-	747	561,863
			2,777,771
ELECTRIC (7.51%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	878	807,654
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	549	476,916
American Electric Power Co., Inc., Jr. Sub. Notes, 2.031%, 03/15/24	Baa3/BBB+	1,952	1,882,701
Berkshire Hathaway Energy Co., Sr. Unsec. Notes, 2.850%, 05/15/51(b)	A3/A-	1,000	657,811
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	834,458
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.900%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	179,230
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	182,000
Duke Energy Corp., Sr. Unsec. Notes, 5.000%, 08/15/52(b)	Baa2/BBB	745	665,397
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba2/BB+	638	539,086
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
ELECTRIC (Continued)
Edison International, Sr. Unsec. Notes, 3.550%, 11/15/24(b)	Baa3/BBB-	$ 575	$ 555,426
EDP Finance BV, Co. Gty., 6.300%, 10/11/27, 144A	Baa3/BBB	200	205,411
Enel Finance America LLC, Co. Gty., 7.100%, 10/14/27, 144A(b)	Baa1/BBB+	200	207,117
Enel Finance International NV, Co. Gty., 7.500%, 10/14/32, 144A(b)	Baa1/BBB+	200	212,703
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A+	917	748,964
FirstEnergy Corp., Sr. Unsec. Notes, 5.350%, 07/15/47(b),(f)	Ba1/BB+	1,570	1,401,678
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	411,571
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	261,890
Light Servicos de Eletricidade SA, Co. Gty., 4.375%, 06/18/26, 144A(b)	Ba3/NA	456	381,665
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	529,049
New England Power Co., Sr. Unsec. Notes, 5.936%, 11/25/52, 144A(b)	A3/BBB+	356	368,666
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa3/BBB-	391	334,129
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa3/BBB-	617	389,895
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	210,429
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	729,351
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	442,225
			13,615,422
ENGINEERING & CONSTRUCTION (0.21%)
Sydney Airport Finance Co. Pty, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	379,481

ENTERTAINMENT (0.23%)
Warnermedia Holdings, Inc., Co. Gty., 3.638%, 03/15/25, 144A	Baa3/BBB-	441	419,663

FOOD (1.04%)
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa2/BBB	363	275,138
JBS USA LUX SA, Co. Gty., 3.625%, 01/15/32, 144A(b)	Baa3/NA	211	170,910
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa3/BBB-	346	333,009
Kroger Co., Sr. Unsec. Notes, 5.400%, 01/15/49(b)	Baa1/BBB	68	65,332
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB+	213	164,436
NBM US Holdings, Inc., Co. Gty., 7.000%, 05/14/26, 144A(b)	NA/BB+	885	878,814
			1,887,639
FOREST PRODUCTS & PAPER (0.45%)
Inversiones CMPC SA, Co. Gty., 3.850%, 01/13/30, 144A(b)	Baa3/BBB-	580	525,047
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	294,602
			819,649
GAS (2.21%)
NiSource, Inc., Jr. Sub. Notes, (H15T5Y + 2.843%), 5.650%, 06/15/23(b),(c),(d)	NA/BBB-	696	649,020
Piedmont Natural Gas Co., Inc., Sr. Unsec. Notes, 3.500%, 06/01/29(b)	A3/BBB+	1,120	1,028,557
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/BBB+	992	990,399
Southern Co. Gas Capital Corp., Co. Gty., 3.950%, 10/01/46(b)	Baa1/BBB+	539	406,705
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/BBB+	1,164	935,497
			4,010,178
HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB-	329	268,089

HEALTHCARE-SERVICES (0.36%)
CommonSpirit Health, Sr. Sec. Notes, 2.782%, 10/01/30(b)	Baa1/A-	432	357,235
HCA, Inc., Co. Gty., 3.125%, 03/15/27, 144A(b)	Baa3/BBB-	119	108,517
Tenet Healthcare Corp., Sr. Sec. Notes, 4.875%, 01/01/26, 144A(b)	B1/BB-	201	190,831
			656,583
HOUSEWARES (0.16%)
Newell Brands, Inc., Sr. Unsec. Notes, 6.375%, 09/15/27(b)	Ba1/BBB-	157	156,075
Newell Brands, Inc., Sr. Unsec. Notes, 6.625%, 09/15/29(b)	Ba1/BBB-	139	137,263
			293,338
INSURANCE (8.40%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	Baa1/A	200	148,652
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	Baa1/A	400	335,071
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.120%), 6.500%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,145,000
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A	Baa3/BBB+	2,250	2,415,084
Guardian Life Insurance Co. of America, Sub. Notes, 4.850%, 01/24/77, 144A	Aa3/AA-	148	121,772
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
INSURANCE (Continued)
Jackson National Life Global Funding, 1.750%, 01/12/25, 144A	A2/A	$ 656	$ 609,248
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	176,148
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR + 7.120%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,292,020
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	160,622
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	806,941
MetLife, Inc., Jr. Sub. Notes, 6.400%, 12/15/36(b)	Baa2/BBB	637	616,043
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,326,560
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,233,670
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	A3/A-	500	572,862
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	277,717
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	115,313
Principal Financial Group, Inc., Co. Gty., (3M LIBOR + 3.044%), 7.650%, 05/15/55(b),(e)	Baa2/BBB	1,135	1,098,112
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,185,155
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 3.920%), 5.625%, 06/15/43(b),(c)	Baa1/BBB+	600	589,500
			15,225,490
INTERNET (0.54%)
Meta Platforms, Inc., Sr. Unsec. Notes, 4.450%, 08/15/52, 144A(b)	A1/AA-	500	400,274
Netflix, Inc., Sr. Unsec. Notes, 5.875%, 11/15/28	Ba1/BBB	193	195,611
Prosus NV, Sr. Unsec. Notes, 4.987%, 01/19/52, 144A(b)	Baa3/BBB	540	390,307
			986,192
MEDIA (6.66%)
AMC Networks, Inc., Co. Gty., 4.250%, 02/15/29(b)	Ba3/BB-	885	551,441
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB-	1,017	810,193
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	389	320,685
Comcast Corp., Co. Gty., 7.050%, 03/15/33	A3/A-	2,000	2,311,190
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,557,062
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	527,841
CSC Holdings LLC, Co. Gty., 6.500%, 02/01/29, 144A(b)	B1/B+	954	779,895
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	Caa1/B-	1,336	738,214
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa2/BBB+	159	164,032
Paramount Global, Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa2/BBB	641	526,486
Paramount Global, Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179	174,524
Time Warner Cable Enterprises LLC, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,515,569
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B	200	160,236
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	B3/B-	443	170,540
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/BBB+	1,400	1,762,227
			12,070,135
MINING (0.66%)
Alcoa Nederland Holding BV, Co. Gty., 5.500%, 12/15/27, 144A(b)	Baa3/BB+	655	630,401
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	294,907
Newcrest Finance Pty, Ltd., Co. Gty., 3.250%, 05/13/30, 144A(b)	Baa2/BBB	319	266,987
			1,192,295
OIL & GAS (3.08%)
Aker BP ASA, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa2/BBB	426	349,703
CITGO Petroleum Corp., Sr. Sec. Notes, 7.000%, 06/15/25, 144A(b)	B3/B+	248	242,509
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.750%, 01/30/28, 144A(b)	Ba2/BB+	473	454,075
EQT Corp., Sr. Unsec. Notes, 5.678%, 10/01/25(b)	Ba1/BBB-	124	123,482
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,265,513
Parkland Corp., Co. Gty., 4.500%, 10/01/29, 144A(b)	Ba3/BB	667	556,538
Petroleos Mexicanos, Co. Gty., 5.950%, 01/28/31(b)	B1/BBB	552	417,736
Petroleos Mexicanos, Co. Gty., 6.950%, 01/28/60(b)	B1/BBB	195	123,220
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	701,439
Valero Energy Corp., Sr. Unsec. Notes, 8.750%, 06/15/30	Baa2/BBB	1,000	1,182,482
Valero Energy Corp., Sr. Unsec. Notes, 4.000%, 06/01/52(b)	Baa2/BBB	215	162,286
			5,578,983
OIL & GAS SERVICES (0.16%)
Baker Hughes Holdings LLC, Sr. Unsec. Notes, 2.061%, 12/15/26(b)	A3/A-	326	292,601

PACKAGING & CONTAINERS (0.53%)
Ardagh Metal Packaging Finance USA LLC, Sr. Sec. Notes, 6.000%, 06/15/27, 144A(b)	Ba2/BB	200	195,822
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	B3/B+	200	158,510
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
PACKAGING & CONTAINERS (Continued)
LABL, Inc., Sr. Sec. Notes, 5.875%, 11/01/28, 144A(b)	B2/B-	$ 173	$ 150,729
Sealed Air Corp., Sr. Sec. Notes, 1.573%, 10/15/26, 144A(b)	Baa2/BBB-	524	453,062
			958,123
PHARMACEUTICALS (1.15%)
AbbVie, Inc., Sr. Unsec. Notes, 4.050%, 11/21/39(b)	Baa1/BBB+	615	529,453
Astrazeneca Finance LLC, Co. Gty., 1.750%, 05/28/28(b)	A3/A	475	408,518
Organon & Co, Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba2/BB	200	177,080
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.000%, 11/26/28(b)	Baa2/BBB+	500	496,733
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa2/BBB+	684	467,656
			2,079,440
PIPELINES (6.93%)
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32(b)	Ba1/BBB-	91	72,352
DT Midstream, Inc., Sr. Sec. Notes, 4.300%, 04/15/32, 144A(b)	Baa2/BBB-	432	379,531
EIG Pearl Holdings Sarl, Sr. Sec. Notes, 4.387%, 11/30/46, 144A	A1/NA	700	537,288
Enbridge, Inc., Sub. Notes, (3M LIBOR + 3.890%), 6.000%, 01/15/77(b),(c)	Baa3/BBB-	750	689,768
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa3/BBB-	398	352,076
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR + 2.570%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	261,292
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	20	19,978
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,021,799
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 6.750%, 01/15/27, 144A(b)	B3/B	110	105,440
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,087,140
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	1,607,017
MPLX LP, Sr. Unsec. Notes, 4.250%, 12/01/27(b)	Baa2/BBB	901	852,750
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	614,369
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	442,655
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	919,387
ONEOK, Inc., Co. Gty., 6.100%, 11/15/32(b)	Baa3/BBB	177	178,104
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa3/BBB-	1,000	1,023,738
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Baa3/BBB-	1,177	1,107,463
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	294,239
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	999,923
			12,566,309
REITS (1.96%)
EPR Properties, Sr. Unsec. Notes, 3.600%, 11/15/31(b)	Baa3/BBB-	533	387,411
Extra Space Storage LP, Co. Gty., 3.900%, 04/01/29(b)	Baa2/BBB	371	333,168
Extra Space Storage LP, Co. Gty., 2.350%, 03/15/32(b)	Baa2/BBB	267	202,770
GLP Capital LP, Co. Gty., 3.250%, 01/15/32(b)	Ba1/BBB-	154	123,105
Iron Mountain, Inc., Co. Gty., 5.000%, 07/15/28, 144A(b)	Ba3/BB-	59	52,993
Rexford Industrial Realty LP, Co. Gty., 2.150%, 09/01/31(b)	Baa2/BBB+	360	276,809
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	349,598
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	1,797,269
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa2/BBB+	36	24,314
			3,547,437
RETAIL (1.05%)
Macy's Retail Holdings LLC, Co. Gty., 5.875%, 03/15/30, 144A(b)	Ba2/BB+	314	272,467
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	98,240
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	1,781	1,524,780
			1,895,487
SEMICONDUCTORS (1.30%)
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB-	166	116,364
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB-	1,655	1,326,168
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa3/BBB-	1,109	799,103
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	123,627
			2,365,262
SOFTWARE (1.59%)
Oracle Corp., Sr. Unsec. Notes, 2.300%, 03/25/28(b)	Baa2/BBB	1,130	980,494
Oracle Corp., Sr. Unsec. Notes, 3.650%, 03/25/41(b)	Baa2/BBB	1,745	1,294,093
VMware, Inc., Sr. Unsec. Notes, 2.200%, 08/15/31(b)	Baa3/BBB-	788	599,914
			2,874,501
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
TELECOMMUNICATIONS (3.17%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	$ 515	$ 468,963
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	361,650
AT&T, Inc., Sr. Unsec. Notes, 3.550%, 09/15/55(b)	Baa2/BBB	2,195	1,471,185
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f)	Baa1/BBB	2,000	2,364,558
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B	255	221,422
Verizon Communications, Inc., Sr. Unsec. Notes, 2.550%, 03/21/31(b)	Baa1/BBB+	457	376,460
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	481,738
			5,745,976
TRANSPORTATION (0.57%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.350%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	235,325
Simpar Europe SA, Co. Gty., 5.200%, 01/26/31, 144A(b)	NA/BB-	544	412,080
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	A3/A-	503	391,932
			1,039,337
TOTAL CORPORATE DEBT SECURITIES (Cost of $160,349,430)			145,556,755

ASSET-BACKED SECURITIES (12.50%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	904	772,840
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.300%, 06/21/28, 144A(b)	Aaa/NA	100	98,925
Antares CLO, Ltd., Series 2017-1A, Class CR, (3M LIBOR + 2.700%), 6.943%, 04/20/33, 144A(b),(e)	NA/A	1,092	984,930
Apidos CLO XXXIX, Ltd., Series 2022-39A, Class A1, (TSFR3M + 1.300%), 5.288%, 04/21/35, 144A(b),(e)	Aaa/AA+	950	916,900
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 08/20/26, 144A(b)	Aaa/NA	255	236,134
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	348	262,526
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A1, (TSFR3M + 1.780%), 5.644%, 04/15/34, 144A(b),(e)	Aaa/NA	1,500	1,445,037
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/AA-	618	551,725
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	505,532
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	602	513,591
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	544	451,913
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.850%, 05/27/42, 144A(b)	NA/NA	31	30,903
Eaton Vance CLO, Ltd., Series 2020-1A, Class AR, (3M LIBOR + 1.170%), 5.249%, 10/15/34, 144A(b),(e)	NA/AAA	1,500	1,462,764
Flexential Issuer, Series 2021-1A, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	484,451
Ford Credit Auto Owner Trust, Series 2022-C, Class B, 5.030%, 02/15/28(b)	Aaa/AA+	565	559,517
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, (3M LIBOR + 1.550%), 5.629%, 10/15/33, 144A(b),(e)	NA/AAA	600	574,127
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class C, (3M LIBOR + 2.100%), 6.632%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,071,211
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	186	156,308
IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class BR, (3M LIBOR + 2.900%), 7.143%, 07/20/33, 144A(b),(e)	NA/A-	866	777,272
Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/32, 144A(b)	NA/NA	108	106,855
MCF CLO IX, Ltd., Series 2019-1A, Class A1R, (TSFR3M + 1.500%), 5.364%, 07/17/31, 144A(b),(e)	NA/AAA	556	544,683
MF1, Ltd., Series 2021-FL7, Class AS, (1M LIBOR + 1.450%), 5.789%, 10/16/36, 144A(b),(e)	NA/NA	922	870,689
MF1, Ltd., Series 2022-FL8, Class C, (Secured Overnight Financing Rate 30 Day Average + 2.200%), 6.026%, 02/19/37, 144A(b),(e)	NA/NA	448	417,629
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	107	92,735
Neuberger Berman Loan Advisers CLO 47, Ltd., Series 2022-47A, Class A, (TSFR3M + 1.300%), 5.127%, 04/14/35, 144A(b),(e)	Aaa/NA	937	909,169
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/AA-	1,063	899,347
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, (1M LIBOR + 3.000%), 7.389%, 03/25/26, 144A(b),(e)	NA/NA	566	549,545
Purewest Funding LLC, Series 2021-1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	220	208,624
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, 10/16/28(b)	Aa1/A	352	340,527
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,219	1,009,843
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR + 0.750%), 5.068%, 10/15/35, 144A(b),(e)	Aaa/AAA	319	314,386
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.560%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,024,215
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	879	739,249
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A	469	389,689
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	Aaa/AA+	37	35,840
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(g)	NA/A	1,112	888,320
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	638	467,126
TOTAL ASSET-BACKED SECURITIES (Cost of $25,040,144)			22,665,077

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.64%)
BXHPP Trust, Series 2021-FILM, Class C, (1M LIBOR + 1.100%), 5.418%, 08/15/36, 144A(e)	NA/NA	167	150,214
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	$ 222	$ 191,909
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class A1, 2.277%, 04/25/61, 144A(b),(e)	NA/NA	939	808,403
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $1,328,023)			1,150,526

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.12%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	40	41,044
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	116	119,235
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	53	54,071
GNSF Pool #417239, 7.000%, 02/15/26	Aaa/AA+	1	1,278
GNSF Pool #780374, 7.500%, 12/15/23(h)	Aaa/AA+	0	75
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $200,632)			215,703

MUNICIPAL BONDS (1.30%)
City of San Francisco CA Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	155,801
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	1,894,321
University of Michigan, 3.599%, 04/01/47	Aaa/AAA	365	309,148
TOTAL MUNICIPAL BONDS (Cost of $2,041,236)			2,359,270

U.S. TREASURY OBLIGATIONS (2.05%)
United States Treasury Bonds, 2.375%, 02/15/42	Aaa/AA+	169	129,728
United States Treasury Bonds, 3.250%, 05/15/42	Aaa/AA+	593	523,415
United States Treasury Bonds, 3.375%, 08/15/42	Aaa/AA+	143	128,678
United States Treasury Bonds, 2.875%, 05/15/52	Aaa/AA+	237	191,755
United States Treasury Notes, 0.500%, 04/30/27	Aaa/AA+	267	230,267
United States Treasury Notes, 0.500%, 06/30/27	Aaa/AA+	45	38,725
United States Treasury Notes, 0.625%, 12/31/27	Aaa/AA+	1,425	1,209,328
United States Treasury Notes, 2.375%, 03/31/29	Aaa/AA+	58	52,677
United States Treasury Notes, 3.250%, 06/30/29	Aaa/AA+	195	187,224
United States Treasury Notes, 4.000%, 10/31/29	Aaa/AA+	205	205,544
United States Treasury Notes, 2.750%, 08/15/32	Aaa/AA+	366	334,490
United States Treasury Notes, 4.125%, 11/15/32	Aaa/AA+	481	493,059
TOTAL U.S. TREASURY OBLIGATIONS (Cost of $3,876,221)			3,724,890

GOVERNMENT BONDS (1.59%)
Colombia Government International Bond, Sr. Unsec. Notes, 8.000%, 04/20/33(b)	Baa2/BB+	200	200,532
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,718,488
Korea National Oil Corp., Sr. Unsec. Notes, 1.750%, 04/18/25, 144A	Aa2/AA	208	192,079
Saudi Government International Bond, Sr. Unsec. Notes, 5.500%, 10/25/32, 144A	A1/NR	631	666,650
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/35, 144A	NA/CCC+	551	99,173
TOTAL GOVERNMENT BONDS (Cost of $3,119,193)			2,876,922
TOTAL INVESTMENTS (98.48%) (Cost of $195,954,879)			178,549,143
OTHER ASSETS AND LIABILITIES (1.52%)			2,762,490
NET ASSETS (100.00%)			$181,311,633
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
At December 31, 2022, the Fund had the following open futures contracts:
Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/23	8	$1,638,812	$1,640,625	$1,813
U.S. Treasury Long Bonds	03/23	141	17,825,630	17,673,469	(152,161)
U.S. Treasury Ultra Bonds	03/23	46	6,242,056	6,178,375	(63,681)
					(214,029)
Short Futures Outstanding
U.S. Treasury 10-Year Notes	03/23	36	(4,066,297)	(4,042,688)	23,609
U.S. Treasury 5-Year Notes	03/23	13	(1,413,984)	(1,403,086)	10,898
U.S. Treasury Ultra 10-Year Notes	03/23	134	(16,026,746)	(15,849,688)	177,058
					211,565
Net unrealized depreciation on open futures contracts					$(2,464)

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2022 and may have changed subsequently.
(b)	This security is callable.
(c)	Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2022. Security will convert at a future date to a floating rate of reference rate and spread in the description above.
(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at December 31, 2022.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2022.
(g)	Denotes a step-up bond. The rate indicated is the current coupon as of December 31, 2022.
(h)	Principal amount less than $1,000.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2022, these securities amounted to $67,390,659 or 37.17% of net assets.
Legend
Certs. – Certificates
CLO – Collateralized Loan Obligation
Co. Gty. – Company Guaranty
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNSF – Government National Mortgage Association (Single Family)
GO – Government Obligation
H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
Jr. – Junior
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Sec. – Secured
SOFRRATE – Secured Overnight Financing Rate
Sr. – Senior
Sub. – Subordinated
SW5 – 5-year USD Swap Semiannual 30/360
TSFR3M – 3 Month Term Secured Overnight Financing Rate
Unsec. – Unsecured
The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
December 31, 2022
(unaudited)
A. Security Valuation – In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services which are unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.
In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when-issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2022, there were no securities valued using fair value procedures.
Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•     Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•     Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•     Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2022.
Assets:	Total Market Value at 12/31/22	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LONG-TERM INVESTMENTS
CORPORATE DEBT SECURITIES	$145,556,755	$—	$145,556,755	$—
MUNICIPAL BONDS	2,359,270	—	2,359,270	—
GOVERNMENT BONDS	2,876,922	—	2,876,922	—
ASSET-BACKED SECURITIES	22,665,077	—	22,665,077	—
U.S. TREASURY OBLIGATIONS	3,724,890	—	3,724,890	—

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
December 31, 2022 (concluded)
(unaudited)
Assets:	Total Market Value at 12/31/22	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
RESIDENTIAL MORTGAGE-BACKED SECURITIES	$215,703	$—	$215,703	$—
COMMERCIAL MORTGAGE-BACKED SECURITIES	1,150,526	—	1,150,526	—
DERIVATIVES
LONG FUTURES	1,813	1,813	—	—
SHORT FUTURES	211,565	211,565	—	—
TOTAL ASSETS	$178,762,521	$213,378	$178,549,143	$—
Liabilities:
FUTURES CONTRACTS	$215,842	$215,842	$—	$—
At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2022, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.
Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2022, the Fund did not hold any Level 3 securities.
For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.